Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
Cash and cash equivalents are as follows:

	December 31, 2014
	2014	2013
Cash and due from banks	4,985	2,161
Interest-bearing deposits in banks	775,530	837,557
Total	780,515	839,718
Less:
Pledged deposits	39,210	9,032
	741,305	830,686